Acquisition of Hudson	12 Months Ended
Nov. 30, 2014
Acquisition of Hudson
ACQUISITION OF HUDSON

5. Acquisition of Hudson

        On July 15, 2013, we announced the execution of a stock purchase agreement with Hudson, Fireman Capital CPF Hudson Co-Invest LP, or Fireman, Peter Kim, Paul Cardenas, Tony Chu, and certain option holders of Hudson named therein, pursuant to which we agreed to acquire all of the outstanding equity interests in Hudson. On September 30, 2013, we completed the acquisition of Hudson and purchased all of the outstanding equity interests for an aggregate purchase price of approximately $94,102,000, consisting of $65,416,000 in cash, approximately $27,451,000 in convertible notes, net of discount, and $1,235,000 in aggregate principal amount of promissory notes bearing no interest, that was paid on April 1, 2014, to certain former option holders of Hudson.

        In addition, in connection with the acquisition, we, along with all of our subsidiaries entered into: (i) the Revolving Credit Agreement with CIT as administrative agent, collateral agent, documentation agent and syndication agent, CIT Finance LLC, as sole lead arranger and sole bookrunner, and the lenders party thereto, and (ii) the Term Loan Credit Agreement with Garrison, as administrative agent, collateral agent, lead arranger, documentation agent and syndication agent, and the lenders party thereto. In addition, we entered into an amended and restated factoring agreement with CIT that amends and restates our existing factoring agreement. See "Note 10—Debt" for a description of our debt arrangements.

        The acquisition has been accounted for as a purchase under United States generally accepted accounting principles. Accordingly, we have, with the assistance from independent valuation specialists, allocated the purchase price to the assets and liabilities of Hudson in our financial statements as of the completion of the acquisition at their respective fair values as of September 30, 2013. During the measurement period of one year, we recognized additional liabilities of $2,003,000 based upon the information obtained from facts and circumstances that existed as of the acquisition date. Goodwill was increased by the same amount to reflect these adjustments.

        The assets acquired in this acquisition consisted of tangible and intangible assets acquired and liabilities assumed. The differences between the fair value of the consideration paid and the estimated fair value of the assets and liabilities has been recorded as goodwill. The significant factors that resulted in recognition of goodwill were: (a) the purchase price was based upon cash flow and return on capital projections assuming integrations with our company; and (b) the calculation of the fair value of tangible and intangible assets acquired that qualified for recognition. We have determined that the useful life of the acquired trade name asset is indefinite, and therefore, no amortization expense will initially need to be recognized. The useful life of the acquired customer relationships and design assets are finite and will be amortized over their useful lives. However, we will test the assets for impairment annually and/or if events or changes in circumstances indicate that the assets might be impaired. Additionally, a deferred tax liability has been established in the allocation of the purchase price with respect to the identified indefinite long lived intangible assets acquired.

        Under the purchase method of accounting, the total consideration as shown in the table below (in thousands) is allocated to the assets based on their estimated fair values as of the date of the completion of the acquisition. The consideration is allocated as follows:

Assets and liabilities assumed:
Cash and cash equivalents	$198
Accounts receivable	1,263
Due from factor	13,806
Inventories	22,230
Prepaid expenses and other assets	2,183
Property and equipment	726
Other assets	239
Accounts payable and accrued expenses	(9,566)
Other current liabilities	(3,132)
Due to factor	(7,411)
Deferred income taxes, net	(17,913)
Intangible assets acquired:
Trade names	44,400
Customer relationships	2,700
Design	12,400

Net assets acquired	62,123
Goodwill created by the acquisition	31,979

Total consideration transferred	$94,102

Total Purchase Price
Cash	$65,416
Promissory notes	1,235
Convertible notes (Face value $32,445 less discount)	27,451

Total Purchase Price	$94,102

        The following table presents our unaudited pro forma results from continuing operations (in thousands) for fiscal year ended 2013 and 2012 as if the acquisition of the Hudson had occurred on December 1, 2011. These results are not intended to reflect our actual operations had the acquisition occurred on December 1, 2011. Acquisition transaction costs have been excluded from the pro forma net (loss) income and comprehensive (loss) income.

	November 30, 2013	November 30, 2012
Net sales	$93,261	$83,007

Net (loss) income and comprehensive (loss) income	$(23,145)	$(12,040)